ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 3,631	$ 2,975
Current period provision (recovery) for expected credit losses	(296)	418
Write-offs charged against allowance for credit losses	(817)	(792)
Recoveries of amounts previously written off	140	15
Foreign exchange	(77)	98
Balance, end of year	2,581	3,631
Cumulative Effect, Period of Adoption, Adjustment
Movement in the allowance for doubtful accounts
Balance, beginning of year	0	917
Balance, end of year		0
Cumulative Effect, Period of Adoption, Adjusted Balance
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 3,631	3,892
Balance, end of year		$ 3,631